AMOUNTS PAYABLE AND OTHER LIABILITIES (Details) - CAD ($)	Jul. 31, 2025	Jul. 31, 2024
Amounts payable	$ 125,561	$ 226,060
Accrued liabilities	141,254	77,633
Amount payable and other liabilities	$ 266,815	$ 303,693